SHAREHOLDERS' EQUITY (Schedule of Option Activity by Price Range) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Outstanding
Number of options | shares	9,017,337
Weighted average remaining contractual life	3 years 9 months 29 days
Weighted average exercise price	$ 4.15
Exercisable
Number of options | shares	1,136,243
Weighted average remaining contractual life	1 year 11 months 5 days
Weighted average exercise price	$ 7.66
$0.34-$2.00 [Member]
Outstanding
Ranges of exercise price, minimum	0.34
Ranges of exercise price, maximum	$ 2.00
Number of options | shares	95,261
Weighted average remaining contractual life	2 years 11 months 5 days
Weighted average exercise price	$ 1.89
Exercisable
Number of options | shares	74,044
Weighted average remaining contractual life	2 years 10 months 24 days
Weighted average exercise price	$ 1.86
$2.11-$2.52 [Member]
Outstanding
Ranges of exercise price, minimum	2.11
Ranges of exercise price, maximum	$ 2.52
Number of options | shares	4,455,000
Weighted average remaining contractual life	4 years 8 months 5 days
Weighted average exercise price	$ 2.28
Exercisable
Number of options | shares
Weighted average remaining contractual life
Weighted average exercise price
$3.27-$3.77 [Member]
Outstanding
Ranges of exercise price, minimum	$ 3.27
Ranges of exercise price, maximum	$ 3.77
Number of options | shares	2,505,500
Weighted average remaining contractual life	3 years 4 months 28 days
Weighted average exercise price	$ 3.53
Exercisable
Number of options | shares
Weighted average remaining contractual life
Weighted average exercise price
$4.04-$6.93 [Member]
Outstanding
Ranges of exercise price, minimum	$ 4.04
Ranges of exercise price, maximum	$ 6.93
Number of options | shares	484,229
Weighted average remaining contractual life	2 years 3 months 7 days
Weighted average exercise price	$ 5.14
Exercisable
Number of options | shares	414,283
Weighted average remaining contractual life	1 year 8 months 23 days
Weighted average exercise price	$ 5.12
$7.11-$9.93 [Member]
Outstanding
Ranges of exercise price, minimum	7.11
Ranges of exercise price, maximum	$ 9.93
Number of options | shares	334,443
Weighted average remaining contractual life	1 year 2 months 1 day
Weighted average exercise price	$ 8.18
Exercisable
Number of options | shares	261,441
Weighted average remaining contractual life	9 months 25 days
Weighted average exercise price	$ 8.14
$10.06-$11.94 [Member]
Outstanding
Ranges of exercise price, minimum	10.06
Ranges of exercise price, maximum	$ 11.94
Number of options | shares	1,004,779
Weighted average remaining contractual life	2 years 6 months 7 days
Weighted average exercise price	$ 11.26
Exercisable
Number of options | shares	301,061
Weighted average remaining contractual life	2 years 8 months 26 days
Weighted average exercise price	$ 10.75
$12.56-$13.54 [Member]
Outstanding
Ranges of exercise price, minimum	12.56
Ranges of exercise price, maximum	$ 13.54
Number of options | shares	138,125
Weighted average remaining contractual life	3 years 7 months 13 days
Weighted average exercise price	$ 12.66
Exercisable
Number of options | shares	85,414
Weighted average remaining contractual life	2 years 7 months 2 days
Weighted average exercise price	$ 12.66